Leases (Details) - Schedule of Operating Lease Related Assets and Liabilities - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Operating Lease Related Assets and Liabilities [Abstract]
Right-of-use Assets	$ 2,431,475	$ 865,399
Lease payment liabilities-current	(929,755)	(435,462)
Lease payment liabilities- non-current	(1,473,950)	(300,974)
Total	$ (2,403,705)	$ (736,436)